SIGNIFICANT TRANSACTIONS - Narrative (Details) $ in Millions					1 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		9 Months Ended
	May 26, 2026 USD ($) solarPowerPlant MW	Feb. 26, 2026 USD ($)	Feb. 10, 2026 USD ($)	Apr. 02, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 05, 2026 USD ($)	Feb. 09, 2026 USD ($)	Dec. 15, 2025 USD ($)	Mar. 19, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Acquisitions									$ 53	$ 1
Goodwill					$ 221		$ 221	$ 221	221		$ 128
Tabletki Group
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Purchase consideration			$ 161
LLC ISP Shtorm
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%											100.00%
Purchase consideration		$ 10											$ 10
Acquisitions									2
Six solar power plants
Disclosure of detailed information about business combination [line items]
Acquisitions									49
SUNVIN 11 LLC
Disclosure of detailed information about business combination [line items]
Acquisitions									2
Uklon
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired															97.00%
Purchase consideration															$ 158
Acquisitions										1
JSC Kyivstar | Tabletki Group
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Purchase consideration			$ 161
Customer-related intangible assets recognised as of acquisition date			61
Intangible assets			79
Other current assets			1
Revenue of acquiree since acquisition date								13
Profit (loss) of acquiree since acquisition date								8
Revenue of combined entity as if combination occurred at beginning of period									16
Profit (loss) of combined entity as if combination occurred at beginning of period									10
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			1
Goodwill resulting from acquisition			$ 79
JSC Kyivstar | Tabletki Group | Purchase Consideration
Disclosure of detailed information about business combination [line items]
Measurement period adjustment									1
JSC Kyivstar | Tabletki Group | Software | Internally generated
Disclosure of detailed information about business combination [line items]
Measurement period adjustment									2
JSC Kyivstar | Tabletki Group | Customer relationship
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill			12 years
JSC Kyivstar | Tabletki Group | Brands and trademarks
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill			10 years
Intangible assets			$ 12
JSC Kyivstar | Tabletki Group | Software
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill			7 years
Technology-based intangible assets recognised as of acquisition date			$ 6
JSC Kyivstar | LLC ISP Shtorm
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Purchase consideration		$ 10
Useful life measured as period of time, intangible assets other than goodwill		6 years
Intangible assets		$ 3
Revenue of combined entity as if combination occurred at beginning of period									2
Less: deferred consideration		3							3
Property and equipment		2
Deferred tax liability		1
Goodwill resulting from acquisition		$ 6
JSC Kyivstar | LLC ISP Shtorm | Maximum
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date							1
JSC Kyivstar | Six solar power plants
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Purchase consideration	$ 70
Useful life measured as period of time, intangible assets other than goodwill	4 years
Intangible assets	$ 11
Technology-based intangible assets recognised as of acquisition date	11
Revenue of acquiree since acquisition date					2
Profit (loss) of acquiree since acquisition date					1
Revenue of combined entity as if combination occurred at beginning of period									9
Profit (loss) of combined entity as if combination occurred at beginning of period									4
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 1
Number of solar power plants acquired | solarPowerPlant	6
Combined installed generation capacity (MW) | MW	105
Useful life measured as period of time, property, plant and equipment	17 years
Property and equipment	$ 49
Trade and other receivables	6
Current liabilities	11
Deferred tax asset	3
Deferred tax liability	8
Goodwill resulting from acquisition	19
JSC Kyivstar | Six solar power plants | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Fair value gain (loss) recognised as of acquisition date	31
JSC Kyivstar | Six solar power plants | Interest-free loan payable
Disclosure of detailed information about business combination [line items]
Current liabilities	$ 11
JSC Kyivstar | SUNVIN 11 LLC
Disclosure of detailed information about business combination [line items]
Goodwill resulting from acquisition														$ 7
Goodwill					$ 4		$ 4	$ 4	4
JSC Kyivstar | SUNVIN 11 LLC | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Measurement period adjustment									2
JSC Kyivstar | SUNVIN 11 LLC | Intangible assets
Disclosure of detailed information about business combination [line items]
Measurement period adjustment									2
JSC Kyivstar | SUNVIN 11 LLC | Deferred tax liabilities
Disclosure of detailed information about business combination [line items]
Measurement period adjustment									(1)
JSC Kyivstar | Uklon
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				97.00%											97.00%
Purchase consideration				$ 158											$ 158
Customer-related intangible assets recognised as of acquisition date				32
Intangible assets				58
Technology-based intangible assets recognised as of acquisition date				8
Revenue of acquiree since acquisition date						$ 22
Profit (loss) of acquiree since acquisition date						$ 6
Revenue of combined entity as if combination occurred at beginning of period										41
Profit (loss) of combined entity as if combination occurred at beginning of period										10
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination										$ 1
Trade and other receivables				2
Deferred tax liability				7
Goodwill resulting from acquisition				109
Fair value of contingent consideration				$ 16
Equity interest acquired				3.00%
Non-controlling interests				$ 0
JSC Kyivstar | Uklon | Contingent consideration other than employee bonuses
Disclosure of detailed information about business combination [line items]
Fair value of contingent consideration				12
Settled liabilities, contingent liabilities recognised in business combination											$ 2
JSC Kyivstar | Uklon | Contingent consideration other than employee bonuses | Share Purchase Agreement ("SPA")
Disclosure of detailed information about business combination [line items]
Fair value of contingent consideration				$ 10
JSC Kyivstar | Uklon | Employee bonuses for pre-acquisition service
Disclosure of detailed information about business combination [line items]
Settled liabilities, contingent liabilities recognised in business combination									$ 4
JSC Kyivstar | Uklon | Customer relationship
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill				10 years
JSC Kyivstar | Uklon | Trademark
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill				10 years
Intangible assets				$ 18
JSC Kyivstar | Uklon | Technology-based intangible assets
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill				3 years
Uklon | E-wings
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired												100.00%
Purchase consideration												$ 2